STOCKHOLDERS' EQUITY (Details 2) - Warrant [Member] - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options, Outstanding beginning	1,573,098	1,939,990
Weighted Average Exercise Price, Outstanding beginning	$ 6.64	$ 6.30
Weight Average remaining Contractual Term (years)	4 years 10 months 13 days	4 years 25 days	4 years 7 months 13 days
Number of Options, Granted	4,796,206	0
Number of Options, Exercised	0	(366,892)
Weighted Average Exercise Price, Granted	$ 2.00	$ 8.08
Weight Average remaining Contractual Term (years) exercised		4 years 29 days
Number of Options, Forfeited	0	0
Number of Options, Expired	0	0
Weight Average remaining Contractual Term (years) granted		5 years
Weighted Average Exercise Price, Expired	$ 5.00
Number of Options, Outstanding ending	6,369,304	1,573,098	1,939,990
Weighted Average Exercise Price, Outstanding ending	$ 2.7	$ 6.64	$ 6.30
Number of Options, Vested and exercisable	6,369,304
Weighted Average Exercise Price Vested and exercisable	$ 2.7
Weight Average remaining Contractual Term (years), Vested and exercisable	4 years 10 months 13 days